Acquired Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended
Jul. 25, 2011 Year
Acquired Intangible Assets by Major Class [Line Items]
Total Intangible Assets	$ 3,716
Trade Names
Acquired Intangible Assets by Major Class [Line Items]
Finite lived intangible assets useful life	10
Total Intangible Assets	1,306
Core Technology
Acquired Intangible Assets by Major Class [Line Items]
Finite lived intangible assets useful life	10
Total Intangible Assets	1,631
Customer Relationships
Acquired Intangible Assets by Major Class [Line Items]
Finite lived intangible assets useful life	10
Total Intangible Assets	$ 779